Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales by Geographical Area
Sales	$ 1,144,434	$ 1,615,222	$ 2,242,002	[1]
Spain
Sales by Geographical Area
Sales	133,370	183,969	242,733
Germany
Sales by Geographical Area
Sales	191,107	249,911	359,737
Italy
Sales by Geographical Area
Sales	42,067	99,796	138,796
Other EU Countries
Sales by Geographical Area
Sales	167,934	329,988	487,340
USA
Sales by Geographical Area
Sales	404,633	533,764	674,243
Rest of World
Sales by Geographical Area
Sales	$ 205,323	$ 217,794	$ 339,153

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).